SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Oct. 11, 2024	May 02, 2024	Mar. 12, 2024	Dec. 21, 2023	Jun. 03, 2022	Jun. 03, 2022	Nov. 14, 2024	Sep. 30, 2024	Apr. 15, 2024	Mar. 22, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Aggregate borowing amount			$ 400,000		$ 150,000	$ 150,000
Deposited trust account											$ 1,425,000
Loan borrowed											165,000
Related Party [Member]
Subsequent Event [Line Items]
Loan borrowed								$ 423,167			165,000
Promissory Note [Member]
Subsequent Event [Line Items]
Loan borrowed				$ 165,000					$ 715,000		$ 165,000
Loan borrowed		$ 440,000		$ 165,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Deposited trust account										$ 55,000
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Aggregate borowing amount			$ 400,000
Loan borrowed									$ 715,000
Subsequent Event [Member] | Promissory Note Three [Member]
Subsequent Event [Line Items]
Loan borrowed	$ 100,000
Conversion price	$ 10.00
Subsequent Event [Member] | Promissory Note Three [Member] | Related Party [Member]
Subsequent Event [Line Items]
Loan borrowed							$ 54,285